Recent Accounting Standards	12 Months Ended
Dec. 31, 2010
Recent Accounting Standards [Abstract]
Recent Accounting Standards

2.	Recent Accounting Standards

Noncontrolling Interests in Consolidated Financial Statements (ASC 810)

In December 2007, the FASB issued an amended accounting standard related to noncontrolling interests in consolidated financial statements, which applies to all entities that prepare consolidated financial statements, except for not-for-profit organizations, but will affect only those entities that have an outstanding noncontrolling interest in one or more subsidiaries. The standard requires that ownership interests in consolidated subsidiaries held by parties other than the parent be accounted for and presented as equity, rather than as a liability or mezzanine caption and changes in the parent’s ownership interest while the parent retains its controlling financial interest in its subsidiaries be accounted for as equity transactions. The Company adopted the standard on January 1, 2009. As a result, the amount of 340,830 million Won of noncontrolling interest as of December 31, 2008 was reclassified from the mezzanine caption to equity.

Fair Value Measurements and Disclosures (ASC 820)

In August 2009, the FASB amended the fair value measurements accounting guidance for measuring the fair value of liabilities. The amended accounting guidance clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a Level 1 measurement, the amended accounting guidance clarifies that the Company must use a valuation technique that uses a quoted price or a valuation technique based on the amount the Company would pay to transfer the identical liability or receive to enter into an identical liability. The amended accounting guidance was effective in the fourth quarter 2009 with adoption applied prospectively. The Company’s adoption of the amended fair value measurements accounting guidance for measuring the fair value of liabilities did not have an impact on its financial condition, results of operations or cash flows.

In January 2010, the FASB amended the disclosure guidance related to fair value measurements. The amended disclosure guidance requires new fair value measurement disclosures and clarifies existing fair value measurement disclosure requirements. The amended disclosure guidance related to disclosures about purchases, sales, issuances and settlements of Level 3 instruments will be effective for fiscal years beginning after December 15, 2010. The remaining amended disclosure guidance became effective for annual reporting periods beginning after December 31, 2009, or January 1, 2010 for the Company. The amended fair value disclosures are set forth in Note 32.

Consolidation of Variable Interest Entities (ASC 810)

In June 2009, the FASB amended the accounting and disclosure guidance for the consolidation of variable interest entities. The amended accounting guidance requires the reconsideration of previous conclusions related to the consolidation of variable interest entities, including whether an entity is a variable interest entity and whether the Company is the variable interest entity’s primary beneficiary. Under the new guidance, a VIE’s primary beneficiary is the entity that has the power to direct the VIE’s significant activities, and has an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The guidance also requires companies to continually reassess whether they are the primary beneficiary of a VIE, whereas the previous rules only required reconsideration upon the occurrence of certain triggering events. The amended accounting and disclosure guidance is effective as of the beginning of the first fiscal year that begins after November 15, 2009, or January 1, 2010 for the Company. The Company’s reconsideration of previous conclusions related to the consolidation of variable interest entities results in the consolidation of additional entities as of January 1, 2010 (see Note 10 for additional information).

In addition, the amended accounting guidance requires that a reporting entity separately presents the assets of a consolidated VIE that can be used only to settle obligations of the consolidated VIE and the liabilities of a consolidated VIE for which creditors or beneficial interest holders do not have recourse to the general credit of the primary beneficiary, on the face of financial statements. The Company adopted the standard on January 1, 2010 and separately disclosed assets and liabilities of consolidated VIEs, based on the category, on the face of consolidated balance sheets as of December 31, 2010.

Scope Exception Related to Embedded Credit Derivatives (ASC 815)

In March 2010, the FASB amended the accounting guidance for derivatives and hedging to clarify the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. An embedded credit derivative that is related only to the subordination of one financial instrument to another qualifies for the exemption. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination may need to separately account for the embedded credit derivative feature. The amended accounting guidance became effective July 1, 2010. The Company’s adoption of the amended accounting guidance did not affect its financial condition, results of operations or cash flows.

Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset (ASC 310)

In April 2010, the FASB provided guidance for modified loans when the loans are accounted for within pools. The guidance improves comparability by eliminating diversity in practice about the treatment of modifications of loans accounted for within pools. Furthermore, it clarifies guidance about maintaining the integrity of a pool as the unit of accounting for acquired loans with credit deterioration. The new accounting guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, or December 31, 2010 for the Company. The Company’s adoption of this guidance did not affect its financial condition, results of operations or cash flows.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASC 310)

In July 2010, the FASB amended the disclosure guidance for financial receivables and the allowance for credit losses. The amendments require a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables.

In January 2011, the FASB delayed the effective date of the amended disclosure guidance for the TDR. The delay is intended to allow the FASB time to complete its deliberations on what constitutes a TDR.

Other than the deferral of the TDR disclosures, the amended disclosure guidance related to information as of the end of a reporting period became effective December 31, 2010 for the Company. The Company’s disclosures reflect the adoption of this amended disclosure guidance in Note 11 - Loans.

In April 2011, the FASB issued the amended guidance for accounting for TDRs. This clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. The new guidance about TDRs is effective for the first interim or annual period beginning on or after June 15, 2011. This will have no impact on the Company’s accounting for TDRs as the Company has adopted International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) beginning in 2011 and discontinued the use of U.S. GAAP subsequent to December 31, 2010.

Financial Reporting after 2010

Beginning in 2011, all listed companies in Korea are required to prepare their financial statements under the Korean equivalent of IFRS as issued by IASB (International Accounting Standards Board). Accordingly, the Company’s quarterly and annual financial statements for 2011 and subsequent years will be prepared in accordance with IFRS. Therefore, the Company will discontinue the use of U.S. GAAP financial reporting subsequent to December 31, 2010 and its 2010 consolidated financial statements under IFRS may be materially different than the accompanying 2010 U.S. GAAP consolidated financial statements.